September 11, 2003



VIA EDGAR LINK
U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549


         Re:      The Prudential Variable Contract Account GI-2
                  (File No. 333-01031)
                  ---------------------------------------------

Dear Commissioners:

          On behalf of Prudential Insurance Company of America and The Prudential Variable Contract Account GI-2 (the "Account"), we hereby submit pursuant to Rule 30b2-1(b) under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2003 has been transmitted to contract owners in accordance with Rule 30e-2(a) under the Act.

         In addition to information transmitted herewith, we incorporate by reference the following semi-annual reports with respect to the following specific portfolios: The Prudential Series Fund, Inc.: Conservative Balanced, Diversified Bond, Equity, Flexible Managed, Global, Government Income, High Yield Bond, Money Market, Natural Resources, Jennison, Small Capitalization Stock, Stock Index, Prudential Value Portfolio and Zero Coupon Bond 2005 Portfolios; AllianceBernstein Variable Products Series Fund, Inc. (Series I Shares): AllianceBernstein Premier Growth, AllianceBernstein Real Estate Investment Portfolios; American Century Variable Portfolios, Inc.: VP Balanced, VP International, VP Value Portfolios; Dreyfus Variable Investment Funds - Initial Shares: Disciplined Stock, Developing Leaders Portfolio; Franklin Templeton Variable Insurance Products Trust (Class 2 Shares): Templeton Developing Markets Securities, Templeton Foreign Securities Funds; Janus Aspen Series (Institutional Shares): Mid Cap Growth, Balanced, Flexible Income, Growth, International Value Growth, Worldwide Growth Portfolios; JPMorgan Series Trust II: J.P. Morgan Bond, J.P. Morgan U.S. Large Cap Core Equity Portfolio, J.P. Morgan International Opportunities, J.P.

Morgan Small Company Portfolios; Lazard Retirement Series, Inc.: Small Cap Portfolio; MFS Variable Insurance Trust (Initial Class Shares): MFS Bond, MFS Emerging Growth, MFS Strategic Income, MFS Research Series; Neuberger Berman Advisers Management Trust: AMT Limited Maturity Bond, AMT Partners Portfolios; Scudder Variable Series II: Scudder Government Securities, Scudder High Income Portfolios; T. Rowe Price Equity Series Inc.: Equity Income, Mid-Cap Growth, New America Growth Portfolios.



Filer/Entity:              AllianceBernstein - Premier Growth Portfolio
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             0000936772-03-000335
Date of Filing:            08/29/2003

Filer/Entity:              AllianceBernstein - Real Estate Investment Portfolio
Registration No.:          811-05398
CIK No.:                   0000825316
Accession No.:             0000936772-03-000332
Date of Filing:            08/29/2003

Filer/Entity:              American Century Variable Portfolios, Inc.
Registration No.:          811-05188
CIK No.:                   0000814680
Accession No.:             0000814680-03-000008
Date of Filing:            08/19/2003

Filer/Entity:              Dreyfus Variable Investment Funds, Inc.
Registration No.:          811-05125
CIK No.:                   0000813383
Accession No.:             0000813383-03-000014
Date of Filing:            08/19/2003

Filer/Entity:              The Dreyfus Socially Responsible Growth Fund, Inc.
Registration No.:          811-07044
CIK No.:                   0000890064
Accession No.:             0000890064-03-000007
Date of Filing:            08/20/2003

Filer/Entity:              Franklin Templeton Variable Insurance Products Trust
Registration No.:          811-05583
CIK No.:                   0000837274
Accession No.:             0001193125-03-043976
Date of Filing:            08/29/2003

Filer/Entity:              Janus Aspen Series - Institutional Shares
Registration No.:          811-07736
CIK No.:                   0000906185
Accession No.:             0000906185-03-000009
Date of Filing:            08/22/2003

Filer/Entity:              JP Morgan Series Trust II
Registration No.:          811-08212
CIK No.:                   0000916118
Accession No.:             0001047469-03-029247
Date of Filing:            08/29/2003

Filer/Entity:              Lazard Retirement Series, Inc.
Registration No.:          811-08071
CIK No.:                   0001033669
Accession No.:             0000930413-03-002698
Date of Filing:            09/04/2003

Filer/Entity:              MFS Variable Insurance Trust
Registration No.:          811-08326
CIK No.:                   0000918571
Accession No.:             0000950156-03-000299
Date of Filing:            08/25/2003

Filer/Entity:              Neuberger Berman Advisers Management Trust
Registration No.:          811-04255
CIK No.:                   0000736913
Accession No.:             0000943663-03-000379
Date of Filing:            08/28/2003

Filer/Entity:              Scudder Variable Series II
Registration No.:          811-05002
CIK No.:                   0000810573
Accession No.:             0000088053-02-000749
Date of Filing:            08/22/2003

Filer/Entity:              T. Rowe Price Equity Series Inc. - Equity Income Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-03-000020
Date of Filing:            08/29/2003

Filer/Entity:              T. Rowe Price Equity Series Inc. - Mid-Cap Growth Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-03-00030
Date of Filing:            09/02/2003

Filer/Entity:              T. Rowe Price Equity Series Inc. - New America Growth Portfolio
Registration No.:          811-07143
CIK No.:                   0000918294
Accession No.:             0000918294-03-000023
Date of Filing:            08/29/2003

Filer/Entity               The Prudential Series Fund, Inc.
Registration No.:          811-03623
CIK No.                    0000711175
Accession No.:             0001193125-03-047174
Date of Filing:            09/09/2003

If you have any questions regarding this filing, please contact me at (973) 802-9750.


                                   Sincerely,

                                   /s/ Diane Brand
                                   Diane Brand
                                   Vice President,   Corporate Counsel